Shareholder Report, Average Annual Return (Details)		12 Months Ended	56 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Applied Finance Valuation Large Cap ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		20.41%	13.53%
Morningstar US Market Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	17.35%	11.62%

[1]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied. to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.